Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, plant and equipment

5. Property, plant and equipment

	Computer and equipment	Furniture and fittings	Fire system	Motor vehicles	Renovation	Total
	MYR	MYR	MYR	MYR	MYR	MYR
Cost
As of January 1, 2024	157,787	9,631	29,310	87,000	–	283,728
Additions	23,000	–	–	–	74,550	97,550
As of December 31, 2024 and January 1, 2025	180,787	9,631	29,310	87,000	74,550	381,278
Additions	73,408	–	–	969,726	–	1,043,134
As of December 31, 2025	254,195	9,631	29,310	1,056,726	74,550	1,424,412
As of December 31, 2025 (USD)	62,671	2,375	7,226	260,534	18,380	351,186

Accumulated depreciation
As of January 1, 2024	46,727	5,068	6,350	8,700	–	66,845
Charge for the year	51,518	1,912	5,862	17,400	12,425	89,117
As of December 31, 2024 and January 1, 2025	98,245	6,980	12,212	26,100	12,425	155,962
Charge for the year	64,932	1,535	5,862	49,724	14,910	136,963
As of December 31, 2025	163,177	8,515	18,074	75,824	27,335	292,925
As of December 31, 2025 (USD)	40,231	2,099	4,456	18,694	6,740	72,220

Carrying values
As of January 1, 2024	111,060	4,563	22,960	78,300	–	216,883
As of December 31, 2024 and January 1, 2025	82,542	2,651	17,098	60,900	62,125	225,316
As of December 31, 2025	91,018	1,116	11,236	980,902	47,215	1,131,487
As of December 31, 2025 (USD)	22,440	276	2,770	241,840	11,640	278,966

As of December 31, 2025, three (2024: one) motor vehicles with carrying amount of MYR 980,902 (USD 241,840) (2024: MYR 60,900) was pledged to secure bank borrowings of MYR 841,815 (USD 207,548) (2024: MYR53,029) (note 13).